T. ROWE PRICE NEW ASIA FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.4%

Common Stocks 0.4%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$10,313 (USD) (1)(2)(3)	1,838,333	11,821
Total Cayman Islands (Cost $10,313)		11,821

CHINA 46.1%

Common Stocks 37.5%
3SBio (HKD) (3)	17,060,000	21,669
58. com, ADR (USD) (3)	377,974	21,023
Alibaba Group Holding (HKD) (3)	582,100	15,020
Alibaba Group Holding, ADR (USD) (3)	1,078,455	222,798
Beijing Enterprises Holdings (HKD)	4,370,500	19,110
China Mengniu Dairy (HKD)	12,266,000	44,986
China Overseas Land & Investment (HKD)	8,946,000	28,756
China Resources Beer Holdings (HKD)	7,292,000	33,738
CNOOC (HKD)	31,452,000	47,085
Fuyao Glass Industry Group, Class H (HKD)	4,000	11
Greentown Service Group (HKD) (4)	44,798,000	47,260
Huazhu Group, ADR (USD)	134,200	4,630
Minth Group (HKD)	13,716,000	41,953
PICC Property & Casualty, H Shares (HKD)	45,164,000	48,301
Ping An Insurance Group, H Shares (HKD)	1,517,500	17,160
Shandong Weigao Group Medical Polymer, Class H (HKD)	13,188,000	15,726
Shimao Property Holdings (HKD)	16,079,500	51,888
Sinopharm Group, H Shares (HKD) (4)	10,988,400	35,755
TAL Education Group, ADR (USD) (3)	988,100	49,306
Tencent Holdings (HKD)	5,131,100	244,703
Tencent Music Entertainment Group, ADR (USD) (3)	2,142,057	27,183
Trip. com Group, ADR (USD) (3)	969,000	31,134
Wise Talent Information Technology (HKD) (3)	2,869,000	6,432
Wuxi Biologics (HKD) (3)	1,131,000	14,305
Yum China Holdings (USD)	592,100	25,502
		1,115,434

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)

Common Stocks - China A Shares 8.6%
BTG Hotels Group, A Shares (5)	1,721,923	4,133
BTG Hotels Group, A Shares (CNH)	4,244,149	10,193
Fuyao Glass Industry Group, A Shares (CNH)	9,073,266	31,517
Gree Electric Appliances of Zhuhai, A Shares (CNH)	3,046,323	27,215
Jiajiayue Group, A Shares (5)	7,329,924	23,967
Jiajiayue Group, A Shares (CNH)	1,153,639	3,767
Kweichow Moutai, A Shares (CNH)	69,906	10,283
Midea Group, A Shares (5)	539,000	4,091
Midea Group, A Shares (CNH)	731,804	5,558
Ping An Insurance Group, A Shares (CNH)	680,104	7,801
Shenzhen Inovance Technology, A Shares (CNH)	14,040,093	58,101
Songcheng Performance Development, A Shares (5)	2,657,223	10,259
Songcheng Performance Development, A Shares (CNH)	2,607,828	10,073
Yifeng Pharmacy Chain, A Shares (CNH)	1,731,661	20,559
Yixintang Pharmaceutical Group, A Shares (CNH)	8,419,792	26,967
		254,484
Total China (Cost $1,055,188)		1,369,918

HONG KONG 8.3%

Common Stocks 8.3%
AIA Group	10,541,400	104,454
Galaxy Entertainment Group	1,156,000	7,566
Hang Lung Properties (4)	7,133,000	14,900
HKT Trust & HKT	40,891,000	61,039
Hong Kong Exchanges & Clearing	1,049,300	34,477
Pacific Textiles Holdings	5,342,000	3,455
Stella International Holdings	1,738,000	2,408
Sun Hung Kai Properties	1,372,000	19,113
Total Hong Kong (Cost $176,211)		247,412

INDIA 11.5%

Common Stocks 11.5%
Axis Bank	1,885,870	19,295
Bandhan Bank	1,783,896	11,228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
Colgate-Palmolive India	1,114,883	20,795
HDFC Bank	5,405,908	92,444
Housing Development Finance	684,853	23,168
ICICI Bank	2,585,769	19,058
Kotak Mahindra Bank	2,598,032	61,354
Shriram Transport Finance	3,410,739	48,587
United Spirits (3)	2,237,336	19,453
Voltas	2,776,175	27,021
Total India (Cost $240,090)		342,403

INDONESIA 1.8%
Common Stocks 1.8%
Astra International	31,638,900	14,606
Bank Central Asia	16,911,200	39,961
Total Indonesia (Cost $29,267)		54,567

PHILIPPINES 1.2%
Common Stocks 1.2%
Bank of the Philippine Islands	9,297,920	15,076
Universal Robina	6,865,510	19,563
Total Philippines (Cost $37,272)		34,639

SINGAPORE 2.7%
Common Stocks 2.7%
DBS Group Holdings	2,652,700	48,865
SATS	9,134,600	30,405
Total Singapore (Cost $68,822)		79,270

SOUTH KOREA 11.8%
Common Stocks 10.7%
CJ Logistics (3)	206,905	25,139
LG Chem	147,947	41,254
NAVER	259,600	38,714

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
Samsung Electronics	4,599,379	213,103
		318,210
Preferred Stocks 1.1%
Samsung Electronics (6)	822,019	32,133
		32,133
Total South Korea (Cost $194,119)		350,343

SRI LANKA 0.2%
Common Stocks 0.2%
Commercial Bank of Ceylon	15,163,496	7,699
Total Sri Lanka (Cost $13,813)		7,699

SWITZERLAND 0.7%
Common Stocks 0.7%
DKSH Holding	407,975	21,045
Total Switzerland (Cost $32,230)		21,045

TAIWAN 9.5%
Common Stocks 9.5%
Chailease Holding	2,817,000	11,682
Largan Precision	317,000	49,239
MediaTek	1,098,000	13,892
President Chain Store	1,168,000	11,491
Silergy	474,000	17,067
Taiwan Semiconductor Manufacturing	17,260,574	178,029
Total Taiwan (Cost $129,003)		281,400

THAILAND 1.8%
Common Stocks 1.8%
CP ALL	23,536,200	53,498
Total Thailand (Cost $39,714)		53,498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 0.5%
Common Stocks 0.5%
Standard Chartered	1,794,427	14,921
Total United Kingdom (Cost $17,212)		14,921
VIETNAM 0.5%
Common Stocks 0.5%
Bank For Foreign Trade of Vietnam	3,694,370	13,969
Total Vietnam (Cost $10,572)		13,969
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 1.57% (7)(8)	92,662,788	92,663
Total Short-Term Investments (Cost $92,663)		92,663
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.75% (7)(8)	1,160,657	11,607
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		11,607
Total Securities Lending Collateral (Cost $11,607)		11,607

Total Investments in Securities 100.5%
(Cost $2,158,096)		$2,987,175
Other Assets Less Liabilities (0.5)%		(15,548)
Net Assets 100.0%		$2,971,627

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

(1)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $11,821 and represents 0.4% of net assets.
(2)	Level 3 in fair value hierarchy.
(3)	Non-income producing
(4)	All or a portion of this security is on loan at January 31, 2020.
(5)	China A shares held through the QFII are subject to certain restrictions.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Affiliated Companies
(8)	Seven-day yield
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$249
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$249+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$37,038		¤	¤ $	92,663
T. Rowe Price Short-Term
Fund	28,657		¤	¤	11,607
					$104,270^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $249 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $104,270.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE NEW ASIA FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE NEW ASIA FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$381,576	$2,457,375	$11,821	$2,850,772
Preferred Stocks	—	32,133	—	32,133
Short-Term Investments	92,663	—	—	92,663
Securities Lending Collateral	11,607	—	—	11,607
Total	$485,846	$2,489,508	$11,821	$2,987,175

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $0 for the period ended January 31, 2020.

($000s)	Beginning		Gain (Loss)	Ending
	Balance		During	Balance
	11/1/19		Period	1/31/20
Investments in Securities
Common Stocks	$11,821	$		$11,821